Business combinations - Fair value of the identifiable assets and liabilities (Details) - FEops NV € in Thousands	Jul. 18, 2024 EUR (€)
Liabilities
Deferred tax liability	€ (77)
Acquisition price	2,985
Brands and trademarks
Assets
Intangible assets	122
Carrying value at acquisition date
Assets
R&D	2,753
Plant, machinery and equipment	36
IT, Furniture & Vehicles	2
Right-of-use assets	36
Other non-current financial assets	33
Trade receivables	321
Other current assets	616
Cash & cash equivalents	185
Total Assets	3,982
Liabilities
Long-term borrowings & Leases	(191)
Trade payables	(311)
Payroll related payables	(525)
Deferred revenue	(232)
Other current liabilities	(22)
Total Liabilities	(1,281)
Total identified assets and liabilities	2,701
Fair value adjustments
Assets
Technology	2,938
R&D	(2,753)
Deferred tax assets	77
Total Assets	384
Liabilities
Deferred tax liability	(77)
Total Liabilities	(77)
Total identified assets and liabilities	307
Goodwill (negative goodwill)	(23)
Fair value adjustments | Brands and trademarks
Assets
Intangible assets	122
Fair value at acquisition date
Assets
Technology	2,938
Plant, machinery and equipment	36
IT, Furniture & Vehicles	2
Right-of-use assets	36
Deferred tax assets	77
Other non-current financial assets	33
Trade receivables	321
Other current assets	616
Cash & cash equivalents	185
Total Assets	4,366
Liabilities
Long-term borrowings & Leases	(191)
Deferred tax liability	(77)
Trade payables	(311)
Payroll related payables	(525)
Deferred revenue	(232)
Other current liabilities	(22)
Total Liabilities	(1,358)
Total identified assets and liabilities	3,008
Goodwill (negative goodwill)	(23)
Acquisition price	2,985
Fair value at acquisition date | Brands and trademarks
Assets
Intangible assets	€ 122